Borrowings (Details Narrative) - USD ($) $ in Thousands		3 Months Ended
	Dec. 05, 2024	Nov. 30, 2025
IfrsStatementLineItems [Line Items]
Secured debt		$ 5,000
Purchase of machinery		4,000
Overdraft facility		$ 1,300
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Interest rate	4.10%	4.10%
Top of range [member]
IfrsStatementLineItems [Line Items]
Interest rate	4.13%	4.90%